Recoverable taxes (Details 2) - P I S And C O F I N S [member] R$ in Millions	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	R$ 2,190
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	534
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	369
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	493
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	481
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	R$ 313